PROPERTY AND EQUIPMENT, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Q S I Operations Inc
PROPERTY AND EQUIPMENT, NET

4. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, are recorded at historical cost and consist of the following:

	March 31,	December 31,
	2021	2020
Laboratory equipment	$4,440	$4,245
Computer equipment	772	765
Software	144	136
Furniture and fixtures	46	47
Construction in process	382	35
	5,784	5,228
Less: Accumulated Depreciation	(3,445)	(3,232)
Property and equipment, net	$2,339	$1,996

Depreciation and amortization expense amounted to $213 and $229 for the three months ended March 31, 2021 and 2020, respectively.

4.     PROPERTY AND EQUIPMENT, NET

Property and equipment, net, are recorded at historical cost and consist of the following at December 31:

	2020	2019
Laboratory equipment	$4,245	$3,983
Computer equipment	765	737
Software	136	116
Furniture and fixtures	47	47
Construction in process	35	9
	5,228	4,892
Less: Accumulated depreciation and amortization	(3,232)	(2,341)
Property and equipment, net	$1,996	$2,551

Depreciation and amortization expense amounted to $894 and $780 for the years ended December 31, 2020 and 2019, respectively.